S000081439 [Member] Expense Example - Trillium ESG Small/Mid Cap Fund	Sep. 30, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,339
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	731
Expense Example, with Redemption, 10 Years	1,623
Class Z Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,339
Advisor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	652
Expense Example, with Redemption, 10 Years	$ 1,454